Income Taxes - Summary of Unrecognized Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Property, plant and equipment	$ (0)	$ 7,413
Intangible assets	183	183
Share issue costs	24,691	28,926
Investments	18,748	18,239
Lease liabilities	165,252	193,691
Financial obligations and other	3,917	2,300
Non-capital losses & scientific research and experimental development	986,422	490,326
Unrecognized deductible temporary differences	$ 1,199,213	$ 741,078